Income Taxes - Significant Components of Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Net operating losses	$ 8,775,098	$ 7,642,000
Accrued interest	1,845,473	747,000
Federal research and development tax credits	68,106	113,000
Amortization of research expense	635,669	585,000
Right of use asset	4,676	29,000
Non-qualified deferred compensation	404,327	263,000
Accrued compensation	357,171	271,000
Change in fair value of forward purchase agreement	2,485,388	0
Capitalization of start-up costs	351,383
Accrual to cash and other	548,665	0
Change in fair value of earnout liability	(3,353,181)
Change in fair value of derivative liabilities	0	275,000
Gross deferred tax asset	12,122,775	9,925,000
Valuation allowance	(12,122,775)	(9,925,000)
Net deferred income tax assets	$ 0	$ 0